UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		January 25, 2005
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:






















































Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	36

Form 13F Information Table Value Total: 	$130212
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Corp	COM	88579y101	2938	36740	SH		SOLE
	11600	0	25140
Alliant Tech Systems	COM	018804104	346	5727	SH		SOLE
	5700	0	27
Altera Corporation	COM	021441100	2415	123425	SH		SOLE
	23400	0	100025
Amgen Inc.	COM	031162100	3960	69716	SH		SOLE
	16300	0	53416
Analog Devices Inc	COM	32654105	3719	95912	SH		SOLE
	22000	0	73912
BJ's Wholesale Club, Inc.	COM	05548J106	4304	157433	SH
	SOLE		40000	0	117433
Biomet Inc.	COM	90613100	3192	68090	 SH		SOLE
	20000	0	48090
C.H. Robinson Worldwide Inc.	COM	12541w100	4653	100304	SH
	SOLE		17000	0	83304
Chubb Corp.	COM	171232101	3947	56165	SH		SOLE
	13800	0	42365
Cisco Systems, Inc.	COM	17275R102	3750	207206	SH		SOLE
	53600	0	153606
Constellation Brands Inc A	CLA	21036p108	1888	49621	SH
	SOLE		20800	0	28821
Danaher Corp.	COM	235851102	5531	107874	SH		SOLE
	26700	0	81174
EMC Corporation	COM	268648102	3769	328950	SH		SOLE
	65900	0	263050
Eastman Chemical Company	COM	277432100	4004	84224	SH
	SOLE		17700	0	66524
Engelhard Corp.	COM	292845104	657	23200	SH		SOLE
	23200	0	0
General Electric Company	COM	369604103	5	152	SH		SOLE
	0	0	340
Honeywell Inc.	COM	438516106	4259	118785	SH		SOLE
	28000	0	90785
Inamed Corp.	COM	453235103	846	17750	SH		SOLE
	4400	0	13350
IShares MSCI Pacific ex Japan	MSCI PAC J IDX	464286665	1600
	20005	SH		SOLE		0	0	20005
Intl. Business Machines Corp.	COM	459200101	4293	50075	SH
	SOLE		11500	0	38575
Intuit Inc.	COM	461202103	4338	95555	SH		SOLE
	24000	0	71555
Johnson & Johnson	COM	478160104	4206	74680	SH		SOLE
	16000	0	58680
Lehman Brothers Holdings Inc.	COM	524908100	4624	58006	SH
	SOLE		14700	0	43306
Lockheed Martin Corp.	COM	539830109	4133	74103	SH
	SOLE		17200	0	56903
M & T Bank Corp.	COM	55261f104	2051	23500	SH		SOLE
	6600	0	16900
MSCI Emerging Markets Index iShares	MSCI EMERG MKT	464287234
	443	2569	SH		SOLE		0	0	2569
Merrill Lynch and Co.	COM	590188108	3713	74680	SH
	SOLE		19600	0	55080
Nabors Industries LTD	COM	g6359f103	4296	90734	SH
	SOLE		20700	0	70034
Noble Corp.	COM	655042109	4640	103226	SH		SOLE
	23400	0	79826
Polymedica Corp.	COM	731738100	1091	35433	SH		SOLE
	8800	0	26633
Qualcomm Inc.	COM	747525103	6318	161835	SH		SOLE
	45000	0	116835
Russell 2000 Index iShares	RUSSELL 2000	464287655	145	1277
	SH		SOLE		0	0	1277
S&P MidCap 400 Index iShares	S&P MidCap 400	464287507	95	789
	SH		SOLE		0	0	789
Stryker Corp	COM	863667101	4954	103050	SH		SOLE
	24000	0	79050
Target Corp.	COM	87612e106	4139	91474	SH		SOLE
	20400	0	71074
Wal Mart Stores Inc.	COM	931142103	890	16745	SH
	SOLE		16700	0	45